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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5410

ING Prime Rate Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2006

ING Prime Rate Trust

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2006

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	24

Shareholder Meeting Information	59

Additional Information	60

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2006
Net Assets	$1,089,806,330
Total Assets	$2,050,142,824
Assets Invested in Senior Loans	$1,957,495,444
Senior Loans Represented	532
Average Amount Outstanding per Loan	$3,679,503
Industries Represented	38
Average Loan Amount per Industry	$51,513,038
Portfolio Turnover Rate (YTD)	32%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	62 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	44.05%

PERFORMANCE SUMMARY

The Trust declared $0.14 of dividends during the second fiscal quarter and $0.28 for the six months ended August 31, 2006. Based on the average month-end net asset value ("NAV") per share of $7.54, this resulted in an annualized distribution rate of 7.03%(1) for the quarter and 7.25%(1) for the six months. The Trust's total net return for the second fiscal quarter, based on NAV, was 1.57%, versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of 1.48% for the same quarter. For the six months, the Trust's total net return, based on NAV was 2.77% versus 2.79% gross return for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was 2.99% and 5.34% for the six months ended August 31, 2006.

PORTFOLIO OVERVIEW

Although asset-level performance generally continues to be favorable relative to both the Trust's benchmark and its peers, returns for the last six-month period were hampered by two mid-second-quarter events. First, a secondary market price correction disproportionately impacted the better-quality, typically lower coupon sub-set of the market, an area that the Trust has historically emphasized based on its lower credit risk profile. Second, the Trust's performance was hurt by

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans too verse as issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA")conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)  Source: Standard & Poor's Leveraged Commentary & Data

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

reduced bid levels for loans of the Adelphia Communications group of affiliates, due to uncertainty surrounding the distribution of the company's escrowed sale proceeds. Fortunately, investor sentiment improved over the course of the summer and the net asset value performance of the Trust picked up nicely near the end of the quarter.

Sector positioning remained relatively stable over the period, which benefited the Trust. Cable and healthcare, the Trust's largest and second largest exposures respectively as of August 31, continue to be two of the best performing sectors in the LLI(2) (despite Adelphia's inclusion in the cable sector). The Trust has for the most part avoided those areas of existing or developing weakness, such as auto suppliers and real estate/residential building products.

Credit conditions in the broad market remain steady as evidenced by a stable trailing twelve month default rate LLI(2) to 1.36% at period-end, from 2.08% as of our last fiscal year ended February 28, 2006. The Trust's non-performing assets continue to be insignificant relative to total assets under management. The Trust did not and does not hold any of the defaults in the LLI(2) that have occurred since the beginning of the year.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2006, the Trust had $450 million of

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
North American Cable	11.1%	20.8%
Healthcare, Education and Childcare	7.8%	14.6%
Chemicals, Plastics & Rubber	5.7%	10.8%
Oil & Gas	4.8%	9.0%
Printing & Publishing	4.6%	8.7%
Leisure, Amusement, Entertainment	4.5%	8.5%
Utilities	4.2%	7.9%
Buildings & Real Estate	4.2%	7.9%
Automobile	4.0%	7.4%
Retail Stores	3.5%	6.5%

Portfolio holdings are subject to change daily.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2006 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.6%	4.9%
Metro-Goldwyn-Mayer Studios, Inc.	2.0%	3.8%
Georgia-Pacific Corporation	1.7%	3.3%
NRG Energy, Inc.	1.5%	2.8%
Century Cable Holdings, LLC	1.5%	2.7%
Sunguard Data Systems	1.4%	2.7%
Olympus Cable Holdings, LLC	1.3%	2.5%
Fidelity National Information Solutions, Inc.	1.2%	2.3%
CSC Holdings, Inc.	1.2%	2.2%
Cequel Communications, LLC	1.0%	2.0%

Portfolio holdings are subject to change daily.

(2)  The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans too verse as issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA")conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)  Source: Standard & Poor's Leveraged Commentary & Data

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

"Aaa/AAA(4)" rated cumulative auction rate preferred shares outstanding, and $453 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 44.05% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

CURRENT STRATEGY AND OUTLOOK

Despite uncertainty surrounding upcoming Fed actions, we believe the near-term prognosis for the loan market remains favorable. While new issue spreads have tightened a bit recently (coincident with robust demand), we expect that trend to quietly stall out due to a record visible new issue pipeline anchored by several multi-billion dollar transactions. Our strategy is focused on delivering attractive risk-adjusted returns and moderate net asset value volatility. The combination of stable credit conditions, healthy demand (driven largely by collateralized loan obligation issuance) and a constant flow of new transactions coming to market should provide a positive environment for non-investment grade loan performance through the balance of 2006.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
October 24, 2006

(4)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2006
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	8.14%	8.94%	6.37%	5.65%
Based on Market Value	9.41%	4.73%	5.63%	4.73%
S&P/LSTA Leveraged Loan Index(a)	5.89%	5.93%	5.11%	—
Credit-Suisse Leveraged Loan Index	6.36%	6.45%	5.37%	5.56%

The table above illustrates the total return of the Trust against the Indices indicated. An Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

  (a)  Performance since inception for the index is 5.36% from January 1, 1997.

  (b)  Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

  (c)  On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index ("LLI") is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	Net Asset Value ("NAV") 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)
August 31, 2006	8.25%	9.42%	9.95%	7.47%	7.86%
May 31, 2006	8.00%	9.63%	10.31%	7.10%	7.57%
February 28, 2006	7.50%	8.40%	9.10%	6.59%	7.25%
November 30, 2005	7.00%	8.09%	9.17%	6.25%	6.97%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust. If short-term market interest rates fall, the yield on the Trust will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2006 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,966,426,720)	$1,981,269,532
Cash	1,514,901
Foreign currencies at value (Cost $15,038,356)	15,359,471
Receivables:
Investment securities sold	32,271,136
Interest	19,584,157
Other	58,208
Prepaid expenses	85,419
Total assets	2,050,142,824
LIABILITIES:
Notes payable	453,000,000
Payable for investments purchased	51,246,920
Accrued interest payable	2,347,176
Deferred arrangement fees on senior loans	572,436
Dividends payable - preferred shares	214,569
Payable to affiliates	1,788,534
Payable to custodian	246,223
Accrued trustees' fees	20,179
Unrealized depreciation on foreign currency contracts	354,639
Other accrued expenses	545,818
Total liabilities	510,336,494
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,089,806,330
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.51
NET ASSETS CONSIST OF:
Paid-in capital	$1,331,413,656
Undistributed net investment income	6,153,018
Accumulated net realized loss on investments	(262,528,950)
Net unrealized appreciation on investments and foreign currency related transactions	14,768,606
NET ASSETS	$1,089,806,330

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$76,634,771
Arrangement fees earned	539,659
Other	974,785
Total investment income	78,149,215
EXPENSES:
Investment management fees	8,329,226
Administration fees	2,602,883
Transfer agent fees	63,528
Interest expense	14,655,782
Shareholder reporting expense	77,890
Custody and accounting expense	478,100
Professional fees	152,000
Preferred Shares — Dividend disbursing agent fees	614,191
Pricing expense	28,932
ICI fees	1,619
Postage expense	84,080
Trustees fees	36,984
Miscellaneous expense	124,565
Total expenses	27,249,780
Net investment income	50,899,435
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	13,487,422
Foreign currency related transactions	(215,604)
Net realized gain on investments and foreign currency related transactions	13,271,818
Net change in unrealized appreciation or depreciation on:
Investments	(25,152,880)
Foreign currency related transactions	(74,206)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(25,227,086)
Net realized and unrealized loss on investments and foreign currency related transactions	(11,955,268)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(10,922,342)
Net increase in net assets resulting from operations	$28,021,825

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
FROM OPERATIONS:
Net investment income	$50,899,435	$83,109,460
Net realized gain on investments and foreign currency related transactions	13,271,818	422,159
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(25,227,086)	16,658,806
Distributions to preferred shareholders from net investment income	(10,922,342)	(15,839,470)
Net increase in net assets resulting from operations	28,021,825	84,350,955
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income	(38,886,769)	(66,428,156)
Decrease in net assets from distributions to common shareholders	(38,886,769)	(66,428,156)
Net increase (decrease) in net assets	(10,864,944)	17,922,799
NET ASSETS:
Beginning of period	1,100,671,274	1,082,748,475
End of period (including undistributed net investment income of $6,153,018 and $5,062,694, respectively)	$1,089,806,330	$1,100,671,274

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2006 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$72,552,367
Facility fees paid	5,601
Dividend paid to preferred shareholder	(10,935,755)
Arrangement fee received	199,924
Other income received	910,450
Interest paid	(14,295,658)
Other operating expenses paid	(12,499,830)
Purchases of securities	(703,201,477)
Proceeds from sales of securities	715,370,763
Net cash provided by operating activities	$48,106,385
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(38,886,769)
Net paydown of notes payable	(12,000,000)
Net cash flows used in financing activities	(50,886,769)
Net decrease	(2,780,384)
Cash at beginning of period	4,295,285
Cash at end of period	$1,514,901
Reconciliation Of Net Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$28,021,825
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	25,152,880
Change in unrealized appreciation or depreciation on foreign currencies	(321,115)
Change in unrealized depreciation on forward currency contracts	354,639
Net accretion of discounts on securities	(477,270)
Realized gain on investments and foreign currency related transactions	(13,271,818)
Purchase of securities	(703,201,477)
Proceeds on sale of securities	715,370,763
Increase in other assets	(23,653)
Increase in interest receivable	(3,605,134)
Decrease in prepaid arrangement fees on notes payable	5,601
Decrease in deferred arrangement fees on senior loans	(339,735)
Increase in accrued interest payable	360,124
Decrease in dividends payable — preferred shares	(13,413)
Increase in payable to affiliates	122,171
Increase in accrued trustees fees	3,948
Decrease in other accrued expenses	(31,951)
Total adjustments	20,084,560
Net cash provided by operating activities	$48,106,385

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Six Months Ended August 31,	Years Ended February 28 or February 29,
	2006	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.34	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$(0.06)	0.12	0.16	0.61	(0.47)
Total from investment operations	$0.28	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.28)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.08)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$7.51	7.59	7.47	7.34	6.73
Closing market price at end of period	$7.12	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	5.34	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	2.77	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000's)	$1,089,806	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000's)	$453,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,210	2,203	2,140	2,500	2,500
Average borrowings (000's)	$522,321	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.63	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	3.51	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	3.51	3.02	2.22	1.65	1.81
Net investment income(6)%	6.55	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.55	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	3.35	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	3.35	2.90	2.27	2.09	2.23
Net investment income(6)%	6.25	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.28	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	4.94	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	4.94	4.27	3.18	2.40	2.68
Net investment income(6)%	9.24	7.71	6.04	6.68	7.33
Portfolio turnover rate %	32	81	93	87	48
Common shares outstanding at end of period (000's)	145,033	145,033	145,033	137,638	136,973

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2006, 98.56% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2006, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $665,627,076 and $740,547,363 respectively. At August 31, 2006, the Trust held senior loans valued at $1,957,495,444 representing 98.8% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$107,510
AM Cosmetics Corporation (Liquidation Interest)	03/07/03	25
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,993
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	0
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,402,038 Common Shares)	05/17/05	1,116,773
Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	10/02/02	15
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,782 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	305,999
Gemini Leasing, Inc. (143,079 common shares)	01/08/04	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	50
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	100
Kevco, Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	50
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	12/08/04	—
Neoplan USA Corporation (17,348 Common Shares)	08/29/03	—
Neoplan USA Corporation (1,084,000 Series C Preferred Shares)	08/29/03	428,603
Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	08/29/03	—
Neoplan USA Corporation (3,524,300 Series D Preferred Shares)	08/29/03	3,524,300
New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)	07/02/03	—
New World Restaurant Group, Inc. (10,205 Common Shares)	06/26/06	10,459
Norwood Promotional Products, Inc. (72,238 Common Shares)	08/23/04	32,939
Safelite Glass Corporation (810,050 Common Shares)	10/12/00	173,588
Safelite Realty Corporation (54,679 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
U.S. Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
U.S. Aggregates (Residual Interest in Bankruptcy Estate)	04/07/03	—
Total Restricted Securities excluding senior loans (market value of $17,689,443 was 1.6% of net assets at August 31, 2006)		$5,753,211

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2006, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,362,693	$425,841	$1,788,534

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matured on August 23, 2006 and has been extended to August 22, 2007 and a $535 million 364-day revolving securitization facility which matured on July 9, 2006, and has been extended to June 14, 2007, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2006, was $453 million. Weighted average interest rate on outstanding borrowings was 5.74%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 22.1% of total assets at August 31, 2006. Average borrowings for the six months ended August 31, 2006 were $522,320,652 and the average annualized interest rate was 5.57% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of August 31, 2006, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Alon USA, Inc.	$222,222
Atrium Companies, Inc.	175,059
Babcock & Wilcox Company	2,000,000
Baker & Taylor, Inc.	2,250,000
Baker Tanks, Inc.	510,000
Builders Firstsource, Inc.	1,500,000
Federal-Mogul Corporation	2,730,000
Green Valley Ranch Gaming, Llc	350,000
Hearthstone Housing Partners II, LLC	2,638,235
Interstate Bakeries Corp.	2,500,000
Kerasotes Theatres, Inc.	1,125,000
Lucite International US Finco Limited	1,038,168
MEG Energy Corporation	2,800,000
Neoplan USA Corporation	$382,500
Norwood Promotional Products Holdings, Inc.	2,287,500
Oglebay Norton Company	400,000
PLY Gem Industries, Inc.	1,250,000
Primedia, Inc.	713,238
Riverstone C/R GS Holdings I	296,970
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,732,500
United States Shipping, LLC	838,710
Venetian Macau, Ltd.	1,600,000
Wastequip, Inc.	210,785
$31,050,887

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2006, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six months ended August 31, 2006.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2006, the Trust held 0.6% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2006	Year Ended February 28, 2006
Ordinary Income	Ordinary Income
$49,809,112	$82,267,626

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2006 were:

Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,290,676	$39,881,614	$(1,126,243)	$(10,485,033)	2007
			(38,118,850)	2008
			(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(274,560,447)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157 ("SFAS No. 157"), Fair Value Measurements. The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2006, the Trust is currently assessing the impact, if any, that will result from adopting Fin 48 and SFAS No. 157.

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates had received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2006 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to August 31, 2006, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0475	8/31/06	9/11/06	9/22/06
$0.0470	9/29/06	10/10/06	10/23/06

Subsequent to August 31, 2006, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$147.78	09/01/06 to 10/06/06	09/11/06 to 10/16/06	09/12/06 to 10/17/06
Series T	$144.96	09/05/06 to 10/10/06	09/12/06 to 10/17/06	09/13/06 to 10/18/06
Series W	$146.32	09/06/06 to 10/11/06	09/13/06 to 10/18/06	09/14/06 to 10/19/06
Series Th	$145.65	09/07/06 to 10/12/06	09/14/06 to 10/19/06	09/15/06 to 10/20/06
Series F	$143.27	09/01/06 to 10/06/06	09/08/06 to 10/13/06	09/11/06 to 10/16/06

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited)

Senior Loans*: 179.6%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.3%
	(2)	Delta Air Lines, Inc.	Ba3	B+
$2,000,000		Debtor in Possession Term Loan, 10.023%,
		maturing March 16, 2008			$2,050,782
		Dyncorp, Inc.	Ba3	BB-
3,951,650		Term Loan, 7.813%-8.313%, maturing February 11, 2011			3,973,878
		Hexcel Corporation	Ba3	BB-
1,230,219		Term Loan, 7.063%-7.250%, maturing March 01, 2012			1,233,294
		IAP Worldwide Services, Inc.	B2	B
995,000		Term Loan, 8.500%, maturing December 30, 2012			1,001,012
		K&F Industries, Inc.	B2	B+
4,395,833		Term Loan, 7.330%, maturing November 18, 2012			4,406,823
		Spirit Aerosystems, Inc.	B1	BB-
1,155,000		Term Loan, 7.750%, maturing December 31, 2011			1,162,074
		Transdigm, Inc.	B1	B+
3,500,000		Term Loan, 7.449%, maturing June 23, 2013			3,517,500
		United Air Lines, Inc.	B1	B+
2,483,125		Term Loan, 9.250%, maturing February 01, 2012			2,520,372
		US Airways Group, Inc.	B2	B
3,000,000		Term Loan, 8.999%, maturing March 31, 2011			3,018,126
		Wyle Holdings, Inc.	NR	B+
1,897,200		Term Loan, 8.220%, maturing January 28, 2011			1,907,872
					24,791,733
Automobile: 7.4%
		Accuride Corporation	B1	B+
5,594,545		Term Loan, 7.313%, maturing January 31, 2012			5,615,525
		American Axle & Manufacturing, Inc.	Ba3	BB
500,000		Term Loan, 9.500%, maturing April 02, 2010			499,688
1,500,000		Term Loan, 9.813%, maturing April 12, 2010			1,499,063
		Arvinmeritor, Inc.	Ba1	BB+
625,000		Term Loan, 7.250%, maturing June 23, 2006			626,172
		Avis Budget Holdings, LLC	Ba2	BBB-
2,935,714		Term Loan, 6.750%, maturing April 19, 2012			2,920,845
	(2)	Dana Corporation	B3	BB-
2,700,000		Debtor in Possession Term Loan, 7.650%, maturing April 13, 2008			2,705,738

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Automobile: (continued)
	(2)	Federal-Mogul Corporation	NR	BBB+
$1,500,000		Debtor in Possession Term Loan, 7.500%,
		maturing December 09, 2006			$1,504,688
2,270,000		Revolver, 7.625%-7.688%, maturing December 09, 2006			2,271,419
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 7.041%, maturing April 30, 2010			5,511,787
		Goodyear Tire & Rubber Company	B2	B+
9,400,000		Term Loan, 7.954%, maturing April 30, 2010			9,486,442
		Hertz Corporation	Ba2	BB
1,027,778		Term Loan, 5.424%, maturing December 21, 2012			1,035,395
6,939,350		Term Loan, 7.620%-7.730%, maturing December 21, 2012			6,990,777
		Keystone Automotive Industries, Inc.	B2	B+
1,149,833		Term Loan, 7.896%-7.990%, maturing October 30, 2009			1,151,270
1,492,500		Term Loan, 7.990%, maturing October 30, 2010			1,494,366
		Lear Corporation	B2	B+
4,400,000		Term Loan, 7.904%-7.999%, maturing April 25, 2012			4,358,292
		Motorsport Aftermarket Group, Inc.	B2	B
1,961,488		Term Loan, 8.500%, maturing December 15, 2011			1,967,618
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor is Possession Term Loan, 8.250%, maturing February 02, 2007			4,045,000
		Safelite Glass Corporation	B3	B+
3,564,652		Term Loan, 8.830%, maturing September 30, 2007			3,546,829
12,002,085		Term Loan, 9.330%, maturing September 30, 2007			11,942,075
		TRW Automotive Acquisitions Corporation	Ba2	BB+
2,410,158		Term Loan, 7.188%, maturing June 30, 2012			2,410,324
		United Components, Inc.	B2	BB-
2,266,033		Term Loan, 7.700%, maturing June 30, 2012			2,277,364
		Vanguard Car Rental USA Holdings, Inc.	B2	B+
5,500,000		Term Loan, 8.319%, maturing June 14, 2013			5,513,063
		Visteon Corporation	B1	B+
1,833,333		Term Loan, 8.610%, maturing June 20, 2007			1,831,729
					81,205,469
Beverage, Food & Tobacco: 3.6%
		Bolthouse Farms, Inc.	B2	B+
2,487,500		Term Loan, 7.813%, maturing December 16, 2012			2,509,783

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	Bumble Bee Foods, LLC	Ba3	B+
$1,200,000	Term Loan, 7.039%-7.250%,
	maturing May 02, 2012			$1,201,500
	Commonwealth Brands, Inc.	B1	B+
8,435,250	Term Loan, 7.750%, maturing December 22, 2012			8,496,406
	Constellation Brands, Inc.	Ba2	BB
416,667	Term Loan, 6.813%-7.000%, maturing June 05, 2013			418,490
	Gate Gourmet Borrower, LLC	B2	B
169,681	Term Loan, 8.249%, maturing March 09, 2012			171,590
556,051	Term Loan, 8.249%, maturing March 09, 2012			557,441
	Golden State Foods Corporation	B1	B+
3,910,000	Term Loan, 7.250%, maturing February 28, 2011			3,910,000
	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 7.125%-7.250%, maturing June 16, 2011			4,134,151
	Le-Natures, Inc.	B1	B
308,435	Term Loan, 8.480%, maturing June 23, 2010			308,628
686,537	Term Loan, 7.880%-10.250%, maturing June 23, 2010			686,966
	Michael Foods, Inc.	B1	B+
3,641,879	Term Loan, 7.032%-7.553%, maturing November 21, 2010			3,654,778
	Nutro Products, Inc.	B1	B
2,173,000	Term Loan, 7.265%, maturing April 26, 2013			2,177,074
	Pierre Foods, Inc.	B1	B+
3,566,667	Term Loan, 6.930%, maturing June 30, 2010			3,578,929
	Reynolds American, Inc.	Ba1	BBB-
5,000,000	Term Loan, 7.188%-7.313%, maturing May 31, 2012			5,027,735
	Sturm Foods, Inc.	B1	B
2,000,000	Term Loan, 7.750%, maturing May 26, 2011			2,007,500
				38,840,971
Buildings & Real Estate: 7.9%
	Atrium Companies, Inc.	B2	B
758,275	Term Loan, 8.080%-8.250%, maturing May 31, 2012			735,526
	Builders Firstsource, Inc.	B1	BB-
888,889	Term Loan, 8.008%, maturing August 11, 2011			891,111
	Building Materials Holding Corporation	Ba2	BB
1,940,000	Term Loan, 7.250%, maturing June 30, 2010			1,953,338
	Capital Automotive REIT	Ba1	BB+
11,721,432	Term Loan, 7.160%, maturing December 16, 2010			11,754,803

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
	Champion Home Builders Company	B1	B+
$875,000	Term Loan, 5.399%,
	maturing October 31, 2012			$878,828
992,500	Term Loan, 7.830%, maturing October 31, 2012			996,842
	Contech Construction Products, Inc.	B1	B+
1,742,222	Term Loan, 7.330%-7.500%, maturing January 31, 2013			1,746,034
	Custom Building Products, Inc.	B1	B+
4,964,660	Term Loan, 7.749%, maturing October 29, 2011			4,996,722
	Headwaters, Inc.	Ba3	BB-
3,619,713	Term Loan, 7.330%-7.500%, maturing April 30, 2011			3,640,074
	Hearthstone Housing Partners II, LLC	NR	NR
3,861,765	Revolver, 7.330%, maturing December 01, 2007			3,852,111
	Lion Gables Realty, L.P.	Ba2	BB+
1,505,206	Term Loan, 7.120%, maturing September 30, 2006			1,506,931
	Lnr Property Corporation	B2	B+
2,000,000	Term Loan, 8.220%, maturing July 12, 2011			2,015,000
	Maguire Properties, Inc.	Ba2	BB+
742,222	Term Loan, 7.080%, maturing March 15, 2010			744,542
	Masonite International Corporation	B2	BB-
4,433,723	Term Loan, 7.490%-7.499%, maturing April 05, 2013			4,370,543
4,441,277	Term Loan, 7.490%-7.499%, maturing April 05, 2013			4,377,988
	NCI Building Systems, Inc.	Ba2	BB
1,888,835	Term Loan, 6.710%, maturing June 18, 2010			1,890,016
	Newkirk Master, L.P.	Ba2	BB+
1,234,534	Term Loan, 7.152%, maturing August 11, 2008			1,236,849
961,763	Term Loan, 7.152%-8.750%, maturing August 11, 2008			963,567
	Nortek, Inc.	B2	B
7,034,269	Term Loan, 7.360%, maturing August 27, 2011			7,017,781
	PGT Industries, Inc.	B2	B+
2,123,256	Term Loan, 8.410%, maturing February 14, 2012			2,135,199
	Ply Gem Industries, Inc.	B1	BB-
155,703	Term Loan, 7.580%-7.650%, maturing August 15, 2011			155,119
2,335,547	Term Loan, 7.580%-7.650%, maturing August 15, 2011			2,326,789
	Shea Capital I, LLC	Ba2	BB-
1,000,000	Term Loan, 7.490%, maturing October 27, 2011			997,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Spanish Peaks, LLC	B1	B+
$287,541		Term Loan, 2.850%,
		maturing August 09, 2011			$284,307
271,348		Term Loan, 7.790%-8.198%, maturing August 09, 2011			268,295
		St. Marys Cement, Inc.	Ba3	BB-
5,369,849		Term Loan, 7.499%, maturing December 04, 2009			5,383,274
		Trizec Properties, Inc.	NR	BB+
12,400,000		Term Loan, 6.775%, maturing May 02, 2007			12,398,066
		Trustreet Properties, Inc.	Ba3	BB
4,000,000		Term Loan, 7.402%, maturing April 08, 2010			4,022,500
		Yellowstone Mountain Club	B1	BB-
2,377,333		Term Loan, 7.705%, maturing September 30, 2010			2,370,275
					85,909,930
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B2	B
1,985,000		Term Loan, 7.830%-7.999%, maturing November 22, 2012			1,997,406
		Gainey Corporation	B2	BB-
800,000		Term Loan, 8.080%, maturing April 20, 2012			806,000
		Helm Holding Corporation	B2	B+
983,989		Term Loan, 7.960%-7.999%, maturing July 08, 2011			987,064
		Horizon Lines, LLC	B2	B
2,450,000		Term Loan, 7.750%, maturing July 07, 2011			2,459,954
		Kenan Advantage Group, Inc.	B3	B+
995,000		Term Loan, 8.499%, maturing December 16, 2011			1,001,219
	(3)	Neoplan USA Corporation	NR	NR
1,867,500		Revolver, maturing June 30, 2006			1,867,500
5,306,058		Term Loan, maturing June 30, 2006			4,457,089
		Pacer International, Inc.	Ba3	BB
941,177		Term Loan, 6.813%-7.063%, maturing June 10, 2010			938,824
		Railamerica, Inc.	Ba3	BB
365,845		Term Loan, 7.438%, maturing September 29, 2011			367,332
3,094,852		Term Loan, 7.438%, maturing September 29, 2011			3,107,426
		Transport Industries, L.P.	B2	B+
1,209,308		Term Loan, 8.000%, maturing September 30, 2011			1,214,599
		United States Shipping, LLC	B1	B+
2,000,000		Term Loan, 8.910%, maturing April 30, 2010			2,015,000
					21,219,413

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Cellular: 2.6%
	Cellular South, Inc.	Ba3	B+
$1,960,000	Term Loan, 7.240%-8.750%,
	maturing May 04, 2011			$1,961,838
	Centennial Cellular Operating Company	B2	B
10,085,631	Term Loan, 7.318%-7.749%, maturing February 09, 2011			10,165,771
	Cricket Communications, Inc.	B2	B
6,000,000	Term Loan, 8.249%, maturing June 16, 2013			6,053,250
	IWO Holdings, Inc.	Baa2	BBB+
3,175,000	Floating Rate Note, 9.257%, maturing January 15, 2012			3,278,188
	Ntelos, Inc.	B2	B
4,432,552	Term Loan, 7.580%, maturing August 24, 2011			4,434,215
	Rogers Wireless, Inc.	Ba2	BB
2,500,000	Floating Rate Note, 8.454%, maturing December 15, 2010			2,565,625
				28,458,887
Chemicals, Plastics & Rubber: 10.8%
	Basell Finance Company	Ba3	B+
741,886	Term Loan, 7.580%, maturing September 07, 2013			751,856
148,377	Term Loan, 7.580%, maturing September 07, 2013			150,371
741,886	Term Loan, 7.580%, maturing September 07, 2014			751,856
148,377	Term Loan, 7.580%, maturing September 07, 2014			150,371
	Brenntag Holdings GMBH & Co.	B2	B+
1,178,182	Term Loan, 8.080%, maturing January 17, 2014			1,185,811
3,621,818	Term Loan, 8.080%, maturing January 17, 2014			3,645,269
	Celanese, AG	B1	BB-
5,330,539	Term Loan, 7.499%, maturing April 06, 2011			5,353,860
5,625,000	Term Loan, 5.406%, maturing April 06, 2009			5,667,188
	Columbian Chemicals Company	Ba3	BB-
600,000	Term Loan, 7.250%, maturing March 16, 2013			599,625
	Covalence Specialty Materials Corporation	Ba3	B+
1,957,143	Term Loan, 7.375%, maturing May 18, 2013			1,957,143
	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.575%, maturing August 16, 2013			505,521
	Hawkeye Renewables, LLC	B3	NR
3,750,000	Term Loan, 9.400%-9.543%, maturing January 31, 2012			3,724,219

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Hexion Specialty Chemicals, Inc.	B2	B+
$5,422,154	Term Loan, 7.563%, maturing May 05, 2013			$5,374,146
1,177,846	Term Loan, 7.500%, maturing May 05, 2013			1,167,418
1,200,000	Term Loan, 7.234%, maturing May 05, 2013			1,189,375
	Huntsman International, LLC	Ba3	BB-
20,844,399	Term Loan, 7.076%, maturing August 16, 2012			20,818,343
	Ineos US Finance, LLC	Ba3	B+
2,800,000	Term Loan, 7.339%, maturing December 16, 2012			2,815,313
3,000,000	Term Loan, 7.339%, maturing December 16, 2013			3,027,813
3,000,000	Term Loan, 7.339%, maturing December 23, 2014			3,027,813
	Innophos, Inc.	B2	B
1,287,955	Term Loan, 7.580%-7.750%, maturing August 13, 2010			1,292,784
	ISP Chemco, Inc.	Ba3	BB-
3,491,250	Term Loan, 7.438%-7.625%, maturing February 16, 2013			3,494,668
	JohnsonDiversey, Inc.	B1	B
508,666	Term Loan, 7.930%, maturing December 16, 2010			512,005
2,701,849	Term Loan, 7.970%, maturing December 16, 2011			2,725,490
	Kraton Polymers, LLC	B1	B+
1,795,500	Term Loan, 7.375%, maturing May 12, 2013			1,797,744
	Lucite International US Finco, Ltd.	B1	B+
711,832	Term Loan, 8.160%, maturing July 07, 2013			718,061
	Nalco Company	B1	BB-
14,705,207	Term Loan, 7.120%-7.300%, maturing November 04, 2010			14,726,927
	Northeast Biofuels, LLC	B1	B+
1,268,293	Term Loan, 8.749%, maturing June 30, 2013			1,277,805
	Polypore, Inc.	B2	B
6,971,824	Term Loan, 8.330%, maturing November 12, 2011			7,035,735
	PQ Corporation	B1	B+
2,468,750	Term Loan, 7.500%, maturing February 11, 2012			2,476,978
	Rockwood Specialties Group, Inc.	B1	B+
14,875,625	Term Loan, 7.485%, maturing December 13, 2013			14,963,956
	Supresta, LLC	B1	B
2,092,099	Term Loan, 8.750%, maturing July 20, 2011			2,065,948

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			Vertellus Specialties, Inc.	B3	B+
	$2,375,000		Term Loan, 8.610%, maturing July 10, 2013			$2,379,453
						117,330,865
Containers, Packaging & Glass: 5.8%
			Berry Plastics Corporation	B1	B+
	5,789,057		Term Loan, 7.080%, maturing December 02, 2011			5,790,261
			Bluegrass Container Company	Ba3	BB-
	1,203,788		Term Loan, 7.580%, maturing June 30, 2013			1,213,569
			Boise Cascade Corporation	Ba3	BB
	6,094,702		Term Loan, 7.094%-7.250%, maturing October 29, 2011			6,124,134
			Graham Packaging Company, L.P.	B2	B
	14,317,198		Term Loan, 7.563%-7.875%, maturing October 07, 2011			14,370,888
			Graphic Packaging International, Inc.	B1	B+
	9,653,154		Term Loan, 7.620%-8.140%, maturing August 08, 2010			9,753,991
			Intertape Polymer Group, Inc.	Ba3	B+
	2,701,875		Term Loan, 7.550%-7.760%, maturing July 28, 2011			2,730,582
			Owens-Illinois Group, Inc.	B1	BB-
	2,843,750		Term Loan, 7.080%, maturing April 01, 2008			2,848,016
EUR	2,250,000		Term Loan, 4.856%, maturing May 23, 2013			2,883,152
			Pro Mach, Inc.	B1	B
	$2,493,750		Term Loan, 7.750%,
			maturing December 01, 2011			2,512,453
			Smurfit-Stone Container Corporation	Ba3	B+
	6,782,348		Term Loan, 7.500%-7.688%, maturing November 01, 2011			6,827,071
	3,172,870		Term Loan, 7.500%-7.688%, maturing November 01, 2011			3,193,792
			Solo Cup, Inc.	B2	B+
	2,024,009		Term Loan, 7.610%-7.999%, maturing February 27, 2011			2,028,527
			Xerium Technologies, Inc.	B1	B+
	3,553,593		Term Loan, 7.749%, maturing May 18, 2012			3,544,709
						63,821,145
Data and Internet Services: 4.6%
			Activant Solutions, Inc.	B2	B
	997,500		Term Loan, 7.438%-7.500%, maturing May 01, 2013			985,031
			Aspect Software, Inc.	B2	B+
	625,000		Term Loan, 8.500%, maturing July 11, 2011			626,875
		(5)	Carlson Wagonlit Holdings, B.V.	Ba3	B+
	2,750,000		Term Loan, maturing July 01, 2014			2,746,563

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
		iPayment, Inc.	B2	B
$2,992,500		Term Loan, 7.580%-7.750%,
		maturing May 10, 2013			$2,994,370
		JDA Software Group, Inc.	B1	B+
1,500,000		Term Loan, 7.656%-7.848%, maturing July 05, 2013			1,502,813
		Sungard Data Systems, Inc.	B1	B+
28,680,076		Term Loan, 7.999%, maturing February 11, 2013			28,923,340
	(5)	TDS Investor Corporation	B1	B+
284,794		Term Loan, maturing August 22, 2013			286,084
2,985,549		Term Loan, maturing August 22, 2013			2,999,076
		Transaction Network Services, Inc.	Ba3	BB-
3,088,853		Term Loan, 7.391%, maturing May 04, 2012			3,088,853
		Transfirst Holdings, Inc.	B2	B+
875,000		Term Loan, 7.820%, maturing March 31, 2010			880,469
		Worldspan, L.P.	B2	B
4,762,306		Term Loan, 8.063%-8.250%, maturing February 11, 2010			4,774,212
					49,807,686
Diversified Natural Resources, Precious Metals & Minerals: 3.3%
		Georgia-Pacific Corporation	Ba2	BB-
32,238,000		Term Loan, 7.300%-7.499%, maturing December 20, 2012			32,302,927
		Georgia-Pacific Corporation	Ba3	B+
3,250,000		Term Loan, 8.300%, maturing December 20, 2013			3,283,176
					35,586,103
Diversified / Conglomerate Manufacturing: 4.4%
		Aearo Technologies, Inc.	B2	B+
1,596,000		Term Loan, 7.960%, maturing March 24, 2013			1,612,292
		Aearo Technologies, Inc.	Caa1	CCC+
1,200,000		Term Loan, 11.960%, maturing September 24, 2013			1,222,500
		Axia, Inc.	B2	B
1,492,500		Term Loan, 8.750%, maturing December 21, 2012			1,496,231
		Brand Services, Inc.	B2	B
3,109,871		Term Loan, 7.650%-7.735%, maturing January 15, 2012			3,113,759
		Chart Industries, Inc	B1	B+
2,000,001		Term Loan, 7.563%, maturing October 17, 2012			2,007,501
		Cinram International, Inc.	B1	BB-
4,000,000		Term Loan, 7.222%, maturing May 05, 2011			3,994,376
		Dresser Rand, Inc.	B1	B+
760,402		Term Loan, 7.110%-7.618%, maturing October 29, 2007			764,870

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
			Dresser, Inc.	B1	B
	$527,976		Term Loan, 7.830%, maturing April 10, 2009			$533,255
			Flowserve Corporation	Ba3	BB-
	3,745,100		Term Loan, 6.750%-7.000%, maturing August 10, 2012			3,755,635
			Gentek, Inc.	B2	B+
	2,342,211		Term Loan, 7.580%-7.760%, maturing February 28, 2011			2,355,386
			Goodman Global Holdings, Inc.	B1	B+
	1,769,286		Term Loan, 7.250%, maturing December 23, 2011			1,765,416
			Mark IV Industries, Inc.	B1	BB
	500,000		Term Loan, 7.900%-8.100%, maturing June 21, 2011			505,104
			Mueller Group, Inc.	B1	BB-
	7,578,530		Term Loan, 7.330%-7.868%, maturing October 03, 2012			7,636,043
			Norcross Safety Products, LLC	B1	BB-
	989,875		Term Loan, 7.513%-9.250%, maturing June 30, 2012			992,041
		(5)	Prysmian, S.R.L.	NR	NR
EUR	1,200,000		Term Loan, maturing August 31, 2014			1,543,447
EUR	300,000		Term Loan, maturing August 31, 2015			386,823
			Sensata Technologies, B.V.	B1	BB-
	$4,200,000		Term Loan, 7.080%-7.240%,
			maturing April 27, 2013			4,177,874
			Sensus Metering Systems, Inc.	B2	B+
	1,582,609		Term Loan, 7.399%-7.583%, maturing December 17, 2010			1,582,609
	210,217		Term Loan, 7.399%-7.583%, maturing December 17, 2010			210,217
			Springs Window Fashions, LLC	B1	B+
	995,000		Term Loan, 8.250%, maturing December 30, 2012			1,006,194
			TFS Acquisition Corporation	B2	B+
	1,500,000		Term Loan, 8.830%, maturing August 11, 2013			1,511,250
			Universal Compression, Inc.	Ba2	BB
	2,957,555		Term Loan, 7.000%, maturing February 15, 2012			2,960,019
			Walter Industries Inc.	Ba3	B+
	1,444,572		Term Loan, 6.870%-7.249%, maturing October 03, 2012			1,449,086
			Waterpik Technologies, Inc.	B1	BB-
	1,500,000		Term Loan, 7.730%, maturing June 30, 2013			1,500,470
						48,082,398
Diversified / Conglomerate Service: 4.3%
			Affinion Group, Inc.	B1	B+
	3,627,907		Term Loan, 8.075%-8.176%, maturing October 17, 2012			3,654,550

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
	CCC Information Services, Inc.	B1	B
$1,000,000	Term Loan, 8.000%,
	maturing February 10, 2013			$1,005,833
	Fidelity National Information Solutions, Inc.	Ba1	BB+
25,501,031	Term Loan, 7.080%, maturing March 09, 2013			25,597,604
	Iron Mountain, Inc.	Ba3	BB-
6,877,500	Term Loan, 7.094%, maturing April 02, 2011			6,897,562
2,240,410	Term Loan, 7.156%, maturing April 02, 2011			2,245,077
	Mitchell International, Inc.	B1	B+
698,651	Term Loan, 7.500%, maturing August 15, 2011			701,490
	US Investigations Services, LLC	B2	B+
4,439,693	Term Loan, 7.920%, maturing October 14, 2012			4,445,242
	Vertafore, Inc.	B1	B+
1,067,000	Term Loan, 7.830%-7.900%, maturing January 31, 2012			1,072,335
	Vertafore, Inc.	B3	CCC+
875,000	Term Loan, 11.400%-11.461%, maturing January 31, 2013			888,490
				46,508,183
Ecological: 1.5%
	Allied Waste North America, Inc.	B1	BB
7,470,022	Term Loan, 7.200%-7.270%, maturing January 15, 2012			7,464,187
3,191,130	Term Loan, 7.084%, maturing January 15, 2012			3,188,970
	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 8.810%-9.000%, maturing July 07, 2012			2,770,625
	IESI Corporation	Ba3	BB
1,800,000	Term Loan, 6.939%-7.248%, maturing January 14, 2012			1,802,813
	Wastequip, Inc.	B2	B
1,529,756	Term Loan, 7.749%, maturing July 15, 2011			1,533,580
				16,760,175
Electronics: 1.7%
	Decision One Corporation	NR	NR
1,530,088	Term Loan, 12.000%, maturing April 15, 2010			1,530,088
	Eastman Kodak Company	B1	B+
2,117,647	Term Loan, 7.655%-7.757%, maturing October 18, 2012			2,119,159
5,782,644	Term Loan, 7.649%-7.750%, maturing October 18, 2012			5,787,646
	ON Semiconductor Corporation	B2	B+
5,895,481	Term Loan, 7.750%, maturing December 15, 2011			5,910,219

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
			Serena Software Inc.	B1	B
	$2,438,906		Term Loan, 7.410%,
			maturing March 11, 2013			$2,438,601
			SI International, Inc.	B1	B+
	1,120,737		Term Loan, 7.330%-7.460%, maturing February 09, 2011			1,122,138
						18,907,851
Finance: 1.7%
			Ameritrade Holding Corporation	Ba1	BB
	5,875,909		Term Loan, 6.830%, maturing December 31, 2012			5,875,909
			LPL Holdings, Inc.	B2	B
	4,975,000		Term Loan, 8.130%-8.749%, maturing June 28, 2013			5,036,411
			Nasdaq Stock Market, Inc.	Ba3	BB+
	5,141,731		Term Loan, 6.971%-7.249%, maturing April 18, 2012			5,142,374
	2,980,542		Term Loan, 7.030%-7.249%, maturing April 18, 2012			2,980,914
						19,035,608
Foreign Cable, Foreign TV, Radio and Equipment: 2.0%
		(5)	ENO France SAS	NR	NR
EUR	3,000,000		Term Loan, maturing July 30, 2014			3,811,769
			German Media Partners, L.P.	NR	B+
EUR	5,000,000		Term Loan, 7.070%,
			maturing July 08, 2011			6,384,983
		(5)	NTL Investment Holding, Ltd.	Ba3	BB-
	$6,000,000		Term Loan, maturing December 31, 2012			5,991,000
			UPC Financing Partnership	B1	B
EUR	2,200,000		Term Loan, 5.507%,
			maturing March 12, 2013			2,814,055
EUR	2,200,000		Term Loan, 5.507%,
			maturing December 31, 2013			2,816,169
						21,817,976
Gaming: 5.8%
			Ameristar Casinos, Inc.	Ba3	BB+
	$1,990,000		Term Loan, 6.830%-6.900%,
			maturing November 10, 2012			1,990,933
			Boyd Gaming Corporation	Ba2	BB
	5,620,000		Term Loan, 6.610%-6.999%, maturing June 30, 2011			5,627,491
			CCM Merger, Inc.	B1	B
	5,446,239		Term Loan, 7.236%-7.490%, maturing July 13, 2012			5,436,027
			Global Cash Access, LLC	Ba3	B+
	1,715,187		Term Loan, 7.080%, maturing March 10, 2010			1,715,187

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Green Valley Ranch Gaming, LLC	NR	NR
$150,000	Revolver, 6.944%-7.025%,
	maturing December 23, 2008			$149,625
2,447,725	Term Loan, 7.499%, maturing December 17, 2011			2,450,785
	Herbst Gaming, Inc.	B1	B+
987,500	Term Loan, 7.110%-7.499%, maturing January 31, 2011			989,352
	Isle of Capri Black Hawk, LLC	B1	B+
1,323,333	Term Loan, 7.300%-7.510%, maturing October 24, 2011			1,321,679
	Isle of Capri Casinos, Inc.	Ba2	BB-
990,000	Term Loan, 7.249%, maturing February 04, 2011			991,733
1,477,500	Term Loan, 7.008%-7.322%, maturing February 04, 2011			1,480,086
	Opbiz, LLC	B3	B-
7,228,422	Term Loan, 8.508%, maturing August 31, 2010			7,013,377
19,228	Term Loan, 8.990%, maturing August 31, 2010			18,687
	Penn National Gaming, Inc.	Ba2	BB
1,279,070	Term Loan, 7.250%, maturing October 03, 2011			1,283,067
13,398,750	Term Loan, 7.020%-7.250%, maturing October 03, 2012			13,467,419
	Ruffin Gaming, LLC	NR	NR
1,485,376	Term Loan, 7.750%, maturing June 28, 2008			1,500,230
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,732,500	Term Loan, 7.920%-8.030%, maturing May 20, 2012			1,746,036
	Venetian Casino Resorts, LLC	Ba3	BB-
9,948,718	Term Loan, 7.250%, maturing June 15, 2011			9,949,494
2,393,163	Term Loan, 7.250%, maturing June 15, 2011			2,393,350
	Venetian Macau, Ltd.	Ba3	BB-
1,200,000	Term Loan, 8.200%, maturing May 26, 2013			1,206,000
	Yonkers Racing Corporation	B3	B
1,251,048	Term Loan, 8.828%-8.830%, maturing August 12, 2011			1,262,776
748,952	Term Loan, 8.828%-8.830%, maturing August 12, 2011			755,974
				62,749,308
Grocery: 0.8%
	Roundy's Supermarkets, Inc.	B2	B+
4,975,000	Term Loan, 8.290%-8.440%, maturing November 03, 2011			5,029,417

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Grocery: (continued)
	Supervalu, Inc.	Ba3	BB-
$3,990,000	Term Loan, 7.063%,
	maturing June 02, 2012			$3,990,251
				9,019,668
Healthcare, Education and Childcare: 14.6%
	Accellent Corporation	B2	BB-
1,990,000	Term Loan, 7.330%-7.400%, maturing November 22, 2012			1,987,513
	AGA Medical Corporation	B2	B+
1,995,000	Term Loan, 7.680%-7.720%, maturing April 28, 2013			1,998,741
	Ameripath, Inc.	B1	BB-
498,750	Term Loan, 7.390%, maturing October 31, 2012			498,999
	AMN Healthcare, Inc.	Ba2	BB-
857,979	Term Loan, 7.249%, maturing November 02, 2011			859,856
	AMR Holdco, Inc./Emcare Holdco, Inc.	B2	B+
3,251,781	Term Loan, 7.270%-7.370%, maturing February 10, 2012			3,258,896
	Block Vision Holdings Corporation	NR	NR
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	Capella Healthcare, Inc.	B3	B
2,985,000	Term Loan, 8.240%, maturing November 30, 2012			3,005,522
	CCS Acquisition, Inc.	B3	B
4,477,500	Term Loan, 8.750%, maturing September 30, 2012			4,344,106
	Community Health Systems, Inc.	Ba3	BB-
19,128,524	Term Loan, 7.080%-7.150%, maturing August 19, 2011			19,143,463
	Compsych Investment Corporation	NR	NR
992,500	Term Loan, 7.860%-8.250%, maturing April 20, 2012			997,463
	Concentra Operating Corporation	B1	B+
4,662,082	Term Loan, 7.500%-7.620%, maturing September 30, 2011			4,677,378
	CRC Health Corporation	B1	B
1,496,250	Term Loan, 7.749%, maturing February 06, 2013			1,498,120
	Davita, Inc.	B1	BB-
20,096,926	Term Loan, 7.110%-7.690%, maturing October 05, 2012			20,182,157
	DJ Orthopedics, LLC	Ba3	BB-
1,179,857	Term Loan, 6.875%-7.063%, maturing April 07, 2013			1,176,908
	Education Management Corporation	B2	B
6,000,000	Term Loan, 8.063%, maturing June 01, 2013			6,035,628

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value

Healthcare, Education and Childcare: (continued)
	Encore Medical IHC, Inc.	B1	B
$2,286,984	Term Loan, 8.281%-8.500%,
	maturing October 04, 2010			$2,295,561
	Fresenius Medical Care Holdings, Inc.	Ba2	BB
4,089,750	Term Loan, 6.775%-6.874%, maturing March 31, 2013			4,061,064
	Gentiva Health Services, Inc.	Ba3	B+
2,878,378	Term Loan, 7.370%-7.890%, maturing March 31, 2013			2,885,574
	Golden Gate National Senior Care Holdings, LLC	B1	B+
1,197,000	Term Loan, 7.959%-8.249%, maturing March 14, 2011			1,204,481
	Healthcare Partners, LLC	B1	BB
2,798,680	Term Loan, 7.860%, maturing February 04, 2011			2,812,673
	Healthsouth Corporation	B2	B+
4,636,364	Term Loan, 8.520%, maturing March 10, 2013			4,658,581
	Iasis Healthcare Corporation	B1	B+
8,820,000	Term Loan, 7.730%-7.749%, maturing June 22, 2011			8,879,720
	Lifepoint Hospitals, Inc.	Ba3	BB
13,180,938	Term Loan, 6.905%, maturing April 15, 2012			13,134,251
	Magellan Health Services, Inc.	Ba3	BB
833,333	Term Loan, 7.079%-7.170%, maturing August 15, 2008			835,417
	MMM Holdings, Inc.	B1	B
1,610,963	Term Loan, 7.750%, maturing August 16, 2011			1,612,474
	Multiplan Corporation	B2	B+
1,530,118	Term Loan, 7.499%, maturing April 12, 2013			1,523,105
	National Mentor Holdings, Inc.	B1	B
76,667	Term Loan, 7.840%, maturing June 29, 2013			77,050
1,256,667	Term Loan, 7.830%-7.860%, maturing June 29, 2013			1,262,950
	Per-Se Technologies, Inc.	B1	B+
2,212,644	Term Loan, 7.330%-7.500%, maturing January 06, 2013			2,220,941
	Quintiles Transnational Corporation	B1	BB-
2,643,375	Term Loan, 7.500%, maturing March 31, 2013			2,643,787
	Radiation Therapy Services, Inc.	B1	BB
1,933,664	Term Loan, 7.499%, maturing December 16, 2012			1,933,664
	Renal Advantage, Inc.	NR	B+
4,052,708	Term Loan, 7.840%, maturing October 06, 2012			4,075,505

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Rural/Metro Operating Company, LLC	B1	B
$519,127		Term Loan, 5.256%,
		maturing March 04, 2011			$521,398
1,258,822		Term Loan, 7.502%-7.730%, maturing March 04, 2011			1,264,330
		Select Medical Corporation	B1	BB-
2,468,750		Term Loan, 7.080%-8.750%, maturing February 24, 2012			2,433,257
		Sterigenics International, Inc.	B2	B+
2,435,231		Term Loan, 8.330%, maturing June 14, 2011			2,450,451
		Team Health, Inc.	B2	B+
2,985,000		Term Loan, 7.830%-7.900%, maturing November 23, 2012			3,000,859
	(5)	United Surgical Partners International, Inc.	B3	B
1,000,000		Term Loan, maturing August 04, 2013			1,004,375
		Vanguard Health Holding Company II, LLC	B2	B
17,959,354		Term Loan, 7.749%-7.868%, maturing September 23, 2011			17,993,027
		Ventiv Health, Inc.	Ba3	BB-
743,128		Term Loan, 6.999%, maturing October 05, 2011			738,252
		VWR International, Inc.	B2	B+
3,701,897		Term Loan, 7.770%, maturing April 07, 2011			3,712,311
					158,899,808
Home & Office Furnishings: 1.2%
		Buhrmann U.S., Inc.	Ba3	BB-
3,905,300		Term Loan, 7.146%-7.218%, maturing December 23, 2010			3,912,622
		National Bedding Company	B1	BB-
2,227,500		Term Loan, 7.350%-9.250%, maturing August 31, 2011			2,239,751
		Simmons Company	B2	BB-
7,166,516		Term Loan, 7.125%-9.500%, maturing December 19, 2011			7,216,904
					13,369,277
Insurance: 0.9%
	(5)	Concord RE, Ltd.	Ba2	BB+
875,000		Term Loan, maturing February 15, 2012			883,750
		Conseco, Inc.	Ba3	BB-
5,549,140		Term Loan, 7.080%, maturing June 22, 2010			5,559,545
		HMSC Corporation	B1	B+
1,496,250		Term Loan, 8.190%-8.248%, maturing November 16, 2011			1,503,731
		Sedgewick CMS Holdings, Inc.	B1	B+
1,891,200		Term Loan, 7.330%-7.499%, maturing January 31, 2013			1,890,411
					9,837,437

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: 8.5%
		24-Hour Fitness Worldwide, Inc.	B2	B
$3,241,875		Term Loan, 7.990%-8.120%,
		maturing June 08, 2012			$3,268,215
		AMF Bowling Worldwide, Inc.	B2	B
1,437,277		Term Loan, 8.258%-8.619%, maturing August 27, 2009			1,449,405
	(5)	Cedar Fair, L.P.	Ba3	BB-
9,000,000		Term Loan, maturing July 10, 2012			9,055,314
		Easton-Bell Sports, Inc.	B1	B+
997,500		Term Loan, 6.810%-7.080%, maturing March 16, 2012			998,954
		Hallmark Entertainment, LLC	B1	B
1,750,000		Term Loan, 8.000%, maturing December 31, 2011			1,758,750
		HIT Entertainment, Ltd.	B1	B
3,382,500		Term Loan, 7.700%, maturing March 20, 2012			3,402,230
		Lodgenet Entertainment Corporation	Ba3	B+
2,484,918		Term Loan, 7.749%, maturing August 29, 2008			2,491,908
		London Arena & Waterfront Finance, LLC	Ba3	B
798,000		Term Loan, 8.783%, maturing March 08, 2012			804,983
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
8,297,619		Term Loan, 7.749%, maturing April 08, 2011			8,269,316
33,416,250		Term Loan, 8.749%, maturing April 08, 2012			33,335,917
		Panavision, Inc.	B1	B
997,500		Term Loan, 8.330%-8.485%, maturing March 30, 2011			1,007,787
		Pure Fishing, Inc.	B1	B+
2,808,150		Term Loan, 8.500%-8.610%, maturing September 30, 2010			2,794,109
		Six Flags Theme Parks, Inc.	B1	B-
2,378,456		Term Loan, 8.450%-8.480%, maturing June 30, 2009			2,417,317
		Universal City Development Partners, L.P.	Ba3	BB-
4,900,000		Term Loan, 7.330%-7.510%, maturing June 09, 2011			4,910,721
		WMG Acquisition Corporation	Ba2	B+
16,210,049		Term Loan, 7.205%-7.511%, maturing February 28, 2011			16,281,989
					92,246,915
Lodging: 1.5%
		Hotel Del Partners, L.P.	NR	NR
16,400,000		Term Loan, 6.949%, maturing January 09, 2008			16,400,000
					16,400,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Machinery: 2.0%
	Alliance Laundry Holdings, LLC	B1	B
$3,062,500	Term Loan, 7.620%,
	maturing January 27, 2012			$3,078,771
	Enersys, Inc.	Ba3	BB
4,191,090	Term Loan, 7.030%-7.594%, maturing March 17, 2011			4,206,807
	Maxim Crane Works, L.P.	B1	BB-
2,464,184	Term Loan, 7.325%-9.250%, maturing January 25, 2010			2,471,885
	Rexnord Corporation	B1	B+
2,375,000	Term Loan, 8.000%-8.063%, maturing June 30, 2013			2,389,844
	United Rentals (North America), Inc.	B2	BB-
10,100,833	Term Loan, 7.330%, maturing February 14, 2011			10,131,499
				22,278,806
Mining, Steel, Iron & Nonprecious Metals: 1.1%
	Alpha Natural Resources, LLC	B1	BB-
663,333	Term Loan, 7.249%, maturing October 26, 2012			663,644
	Carmeuse Lime, Inc.	NR	NR
1,859,100	Term Loan, 7.250%, maturing May 02, 2011			1,863,748
	Longyear Holdings, Inc.	B2	B+
212,954	Term Loan, 8.500%, maturing July 28, 2012			214,019
1,474,296	Term Loan, 8.500%, maturing July 28, 2012			1,481,668
	Novelis, Inc.	Ba2	BB-
2,242,721	Term Loan, 7.718%, maturing January 07, 2012			2,253,928
3,895,253	Term Loan, 7.718%, maturing January 07, 2012			3,914,718
	Oglebay Norton Company	B1	B+
1,600,000	Term Loan, 7.900%, maturing July 31, 2011			1,613,000
				12,004,725
North American Cable: 20.8%
	Atlantic Broadband Finance, LLC	B1	B
1,995,000	Term Loan, 7.990%, maturing August 04, 2012			2,014,950
	Bragg Communications, Inc.	B1	NR
2,450,000	Term Loan, 7.330%, maturing August 31, 2011			2,456,125
	Bresnan Communications, LLC	B1	B+
3,333,333	Term Loan, 7.030%-7.260%, maturing September 29, 2013			3,333,853
	Bresnan Communications, LLC	B3	B-
1,000,000	Term Loan, 9.780%-10.010%, maturing March 29, 2014			1,025,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	(2)	Century Cable Holdings, LLC	Caa1	NR
$1,230,000		Revolver, 9.250%,
		maturing March 31, 2009			$1,181,239
21,357,940		Term Loan, 10.250%, maturing June 30, 2009			20,797,294
8,000,000		Term Loan, 10.250%, maturing December 31, 2009			7,755,000
		Cequel Communications, LLC	B1	B+
17,150,000		Term Loan, 7.739%, maturing November 05, 2013			17,050,461
		Cequel Communications, LLC	Caa1	B-
525,000		Term Loan, 9.989%, maturing May 05, 2014			509,250
		Cequel Communications II, LLC	NR	NR
3,850,000		Term Loan, 10.489%, maturing October 30, 2007			3,864,438
		Charter Communications Operating, LLC	B2	B
53,500,000		Term Loan, 8.125%, maturing April 28, 2013			53,696,924
		CSC Holdings, Inc.	Ba3	BB
23,341,500		Term Loan, 6.988%-7.258%, maturing March 29, 2013			23,239,381
1,000,000		Term Loan, 6.610%-7.008%, maturing February 24, 2012			993,073
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 8.250%, maturing September 30, 2007			6,706,875
8,500,000		Term Loan, 9.500%, maturing March 31, 2008			8,193,643
		Insight Midwest Holdings, LLC	Ba3	BB
18,037,500		Term Loan, 7.375%, maturing December 31, 2009			18,151,172
		Knology, Inc.	B3	NR
2,144,259		Term Loan, 7.985%-7.990%, maturing June 29, 2010			2,156,321
		Mediacom Communications Corporation	Ba3	BB-
10,890,000		Term Loan, 7.002%-7.370%, maturing January 31, 2015			10,853,420
		Nextmedia Operating, Inc.	B1	B
1,752,033		Term Loan, 7.330%, maturing November 15, 2012			1,746,558
778,681		Term Loan, 7.406%, maturing November 15, 2012			776,248
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 9.500%, maturing June 30, 2010			7,238,670
21,000,000		Term Loan, 10.250%, maturing September 30, 2010			20,366,724
		Patriot Media and Communications, LLC	B1	B+
2,641,270		Term Loan, 7.576%-7.650%, maturing March 31, 2013			2,659,841

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
		Patriot Media and Communications, LLC	B3	B-
$1,000,000		Term Loan, 10.500%,
		maturing October 04, 2013			$1,022,500
		Persona Communication, Inc.	B2	B
3,430,000		Term Loan, 8.499%, maturing August 01, 2011			3,434,288
		Quebecor Media, Inc.	B2	B
2,985,000		Term Loan, 7.507%, maturing January 17, 2013			3,007,853
		San Juan Cable, LLC	B1	B+
1,743,120		Term Loan, 7.270%, maturing October 31, 2012			1,747,478
		Wideopenwest Finance, LLC	B2	B
1,000,000		Term Loan, 7.481%-7.758%, maturing May 01, 2014			1,001,339
					226,979,918
Oil & Gas: 9.0%
		Alon USA, Inc.	B2	BB-
1,777,778		Term Loan, 7.906%, maturing June 22, 2013			1,798,889
		CDX Funding, LLC	NR	NR
2,000,000		Term Loan, 10.749%, maturing March 31, 2013			2,036,666
		Cheniere LNG Holdings, LLC	NR	BB
6,947,500		Term Loan, 8.249%, maturing August 30, 2012			7,010,465
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 4.900%, maturing June 24, 2012			1,008,375
1,485,056		Term Loan, 7.625%-9.500%, maturing July 08, 2012			1,497,493
		Complete Production Services, Inc.	B2	B
2,977,500		Term Loan, 7.660%, maturing September 12, 2012			2,990,991
	(5)	El Paso Corporation	B1	B+
6,250,000		Term Loan, maturing July 31, 2011			6,290,738
		Epco Holdings, Inc.	Ba3	B+
11,632,500		Term Loan, 7.221%-7.490%, maturing August 18, 2010			11,713,381
		Helix Energy Solutions Group, Inc.	B2	BB
5,200,000		Term Loan, 7.390%-7.640%, maturing July 01, 2013			5,206,032
		J. Ray Mcdermott, S.A.	B1	B+
3,000,000		Term Loan, 7.770%, maturing June 06, 2012			3,007,500
		Key Energy Services, Inc.	NR	NR
4,477,500		Term Loan, 8.900%-9.230%, maturing June 30, 2012			4,502,686
		LB Pacific, L.P.	B1	B-
3,950,000		Term Loan, 7.729%-8.249%, maturing February 15, 2012			3,969,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
	Magellan Midstream Holdings, L.P.	Ba3	BB-
$1,774,510	Term Loan, 7.424%, maturing
	June 30, 2012			$1,790,037
	MEG Energy Corporation	Ba3	BB
2,793,000	Term Loan, 7.500%, maturing April 03, 2013			2,799,234
	OPTI Canada, Inc.	Ba3	BB+
3,000,000	Term Loan, 7.078%-7.260%, maturing May 17, 2013			3,001,125
	Regency Gas Services, LLC	B1	B+
2,000,000	Term Loan, 9.500%, maturing August 10, 2013			2,019,166
	Niska Gas Storage, LLC	Ba3	BB-
424,242	Term Loan, maturing May 13, 2011			424,242
2,327,765	Term Loan, maturing May 12, 2013			2,327,765
444,341	Term Loan, maturing May 12, 2013			444,341
	Semcrude, L.P.	Ba3	NR
5,210,962	Term Loan, 7.749%, maturing March 16, 2011			5,233,760
3,651,133	Term Loan, 7.579%-7.690%, maturing March 16, 2011			3,667,107
	Targa Resources, Inc.	Ba3	B+
6,500,000	Term Loan, 7.580%, maturing October 31, 2007			6,509,477
1,000,000	Term Loan, 7.749%, maturing October 31, 2012			1,004,907
7,715,887	Term Loan, 7.580%-7.750%, maturing October 31, 2012			7,753,749
	Venoco, Inc.	Caa1	B-
2,000,000	Term Loan, 9.750%-10.000%, maturing March 30, 2009			2,012,500
	Vulcan Energy Corporation	Ba2	BB
4,840,471	Term Loan, 6.899%, maturing August 12, 2011			4,846,522
	W&T Offshore, Inc.	B2	B+
2,900,000	Term Loan, 7.650%, maturing May 26, 2010			2,913,897
				97,780,795
Other Broadcasting and Entertainment: 3.2%
	Deluxe, Inc.	B1	B
1,922,072	Term Loan, 9.249%, maturing January 28, 2011			1,940,491
	DirecTV Holdings, LLC	Ba1	BB
9,974,811	Term Loan, 6.824%, maturing April 13, 2013			9,987,280
	Echostar DBS Corporation	Ba3	BB-
9,000,000	Floating Rate Term Loan, 8.758%, maturing October 01, 2008			9,112,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
			Liberty Media Corporation	Ba2	BB+
	$4,500,000		Floating Rate Term Loan, 6.829%,
			maturing September 17, 2006			$4,501,530
			Nielson Finance, LLC./VNU, Inc.	B1	B+
	9,000,000		Term Loan, 8.190%, maturing August 9, 2013			8,972,226
						34,514,027
Other Telecommunications: 4.7%
			Asurion Corporation	B1	B
	6,750,000		Term Loan, 8.330%, maturing August 15, 2012			6,766,875
			Asurion Corporation	B3	CCC+
	500,000		Term Loan, 11.580%, maturing February 15, 2013			506,250
		(5)	BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	2,083,333		Term Loan, maturing September 30, 2015			2,664,246
EUR	2,083,333		Term Loan, maturing September 30, 2015			2,678,194
			Cavalier Telecom Corporation	B2	B
	$1,995,000		Term Loan, 9.990%,
			maturing March 24, 2012			2,023,678
			Choice One Communications, Inc.	Ba3	B
	3,000,000		Term Loan, 9.500%, maturing June 30, 2012			3,024,375
			Cincinnati Bell, Inc.	Ba3	B+
	3,473,750		Term Loan, 6.828%-7.028%, maturing August 31, 2012			3,465,066
			Consolidated Communications, Inc.	B1	BB-
	2,452,170		Term Loan, 7.410%-7.450%, maturing October 14, 2011			2,453,702
			D&E Communications, Inc.	Ba3	BB-
	2,924,288		Term Loan, 7.270%-9.250%, maturing December 31, 2011			2,938,910
			Fairpoint Communications, Inc.	B1	BB-
	2,000,000		Term Loan, 7.250%, maturing February 08, 2012			1,988,126
			Iowa Telecommunications Services, Inc.	Ba3	BB-
	4,250,000		Term Loan, 7.150%-7.250%, maturing November 23, 2011			4,259,741
			Paetec Communications, Inc.	B1	B
	875,000		Term Loan, 8.875%, maturing June 12, 2012			881,198
			Qwest Capital Funding, Inc.	B2	B
	10,000,000		Floating Rate Term Loan, 8.905%, maturing February 15, 2009			10,150,000
			Time Warner Telecom Holdings, Inc.	B2	CCC+
	3,000,000		Floating Rate Term Loan, 9.405%, maturing February 15, 2011			3,060,000
			U.S. Telepacific Corporation	B2	B-
	1,000,000		Term Loan, 9.920%, maturing August 04, 2011			1,010,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
		Windstream Corporation	Ba2	BBB-
$2,875,000		Term Loan, 7.260%,
		maturing July 17, 2013			$2,893,483
					50,763,844
Personal & Nondurable Consumer Products: 5.1%
		Advantage Sales & Marketing, Inc.	B2	B
3,092,250		Term Loan, 7.330%-7.460%, maturing March 29, 2013			3,075,499
		Amscan Holdings, Inc.	B1	B+
1,496,250		Term Loan, 8.300%-10.250%, maturing December 23, 2012			1,504,355
		Bushnell Performance Optics, Inc.	B1	B+
1,737,195		Term Loan, 8.450%, maturing August 19, 2011			1,749,500
		Central Garden & Pet Company	Ba2	BB
1,295,500		Term Loan, 6.830%-6.910%, maturing September 30, 2012			1,296,310
		Fender Musical Instruments Corporation	B2	B+
1,973,054		Term Loan, 7.870%, maturing March 30, 2012			1,985,386
		Fender Musical Instruments Corporation	Caa1	B-
2,500,000		Term Loan, 11.120%, maturing September 30, 2012			2,537,500
		Hunter Fan Company	B1	B
866,667		Term Loan, 7.760%, maturing March 24, 2012			865,583
		Jarden Corporation	B1	B+
10,196,260		Term Loan, 7.499%, maturing January 24, 2012			10,181,393
2,021,657		Term Loan, 7.249%, maturing January 24, 2012			2,018,709
		Mega Bloks, Inc.	Ba3	BB-
990,000		Term Loan, 7.125%-7.250%, maturing July 27, 2010			990,000
		Natural Products Group	B1	B
1,500,000		Term Loan, 8.330%-8.400%, maturing June 19, 2013			1,505,625
		Norwood Promotional Products Holdings, Inc.	NR	NR
2,312,500		Revolver, 8.375%-9.500%, maturing December 31, 2008			2,324,063
600,000		Term Loan, 9.563%, maturing February 15, 2008			576,000
7,910,564	(3)	Term Loan, maturing August 17, 2011			3,006,014
		Norwood Promotional Products, Inc.	NR	NR
4,093,158		Term Loan, 11.563%, maturing August 17, 2009			4,175,021
		Oreck Corporation	B1	B+
903,707		Term Loan, 8.250%, maturing January 27, 2012			905,402

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
	Prestige Brands Holdings, Inc.	B1	B+
$4,082	Term Loan, 7.710%-9.500%,
	maturing April 06, 2011			$4,102
	Reddy Ice Group, Inc.	B1	B+
1,000,000	Term Loan, 7.250%, maturing August 09, 2012			1,000,625
	Spectrum Brands, Inc.	B2	B-
8,249,739	Term Loan, 8.080%-8.510%, maturing February 06, 2012			8,265,207
	Tupperware Corporation	Ba2	BB
7,685,252	Term Loan, 6.810%, maturing December 05, 2012			7,647,625
				55,613,919
Personal, Food & Miscellaneous: 4.2%
	Acosta, Inc.	B1	B-
3,000,000	Term Loan, 8.160%, maturing July 28, 2013			3,031,875
	AFC Enterprises, Inc.	B1	B+
1,152,508	Term Loan, 7.750%, maturing May 11, 2011			1,156,110
	Alderwoods Group, Inc.	Ba3	BB
1,494,158	Term Loan, 7.320%-7.324%, maturing September 29, 2009			1,496,649
	Allied Security Holdings, LLC	Ba3	B
500,000	Term Loan, 8.450%, maturing June 30, 2010			504,375
	Arby's Restaurant Group, Inc.	B1	B+
5,504,516	Term Loan, 7.735%-7.749%, maturing July 25, 2012			5,513,120
	Bare Escentuals Beauty, Inc.	B1	B-
3,330,628	Term Loan, 8.190%-10.000%, maturing February 18, 2012			3,341,036
	Bare Escentuals Beauty, Inc.	B3	CCC
2,000,000	Term Loan, 12.330%, maturing February 18, 2013			2,015,000
	Brickman Group Holdings, Inc.	Ba3	BB-
1,418,182	Term Loan, 6.527%-6.690%, maturing December 19, 2008			1,414,636
	Burger King Corporation	Ba2	B+
2,802,034	Term Loan, 7.000%, maturing June 30, 2012			2,799,187
	Burt's Bees, Inc.	B2	B
1,219,375	Term Loan, 7.919%-8.368%, maturing March 24, 2011			1,219,375
	Carrols Corporation	B1	B+
3,040,812	Term Loan, 8.000%, maturing December 31, 2010			3,057,917

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
		CBRL Group, Inc.	Ba2	BB
$2,061,882		Term Loan, 6.930%-6.970%,
		maturing April 27, 2013			$2,052,604
		Coinmach Corporation	B2	B
5,988,399		Term Loan, 7.875%-7.938%, maturing December 19, 2012			6,035,186
		Coinstar, Inc.	Ba3	BB-
2,442,287		Term Loan, 7.510%, maturing July 07, 2011			2,459,078
		Culligan International Company	B1	B+
2,009,884		Term Loan, 7.330%, maturing September 30, 2011			2,013,025
		Dave and Busters, Inc.	B1	B-
250,000		Term Loan, 7.938%, maturing March 08, 2013			250,313
249,375		Term Loan, 8.000%, maturing March 08, 2013			249,687
		Jack in the Box, Inc.	Ba2	BB
2,650,152		Term Loan, 6.610%-7.010%, maturing January 08, 2011			2,663,403
	(5)	N.E.W. Customer Services Companies, Inc.	B1	B+
2,000,000		Term Loan, maturing August 18, 2013			2,015,000
		Quiznos, LLC	B2	B
2,066,667		Term Loan, 7.750%, maturing May 05, 2013			2,064,298
		U.S Security Holdings, Inc.	B1	B
623,438		Term Loan, 7.770%-7.860%, maturing April 30, 2011			625,775
					45,977,649
Printing & Publishing: 8.7%
		Adams Outdoor Advertising, L.P.	B1	B+
4,410,034		Term Loan, 7.150%-8.750%, maturing October 18, 2012			4,422,440
		American Achievement Corporation	Ba3	B+
685,407		Term Loan, 7.896%-9.500%, maturing March 25, 2011			690,547
		American Media Operations, Inc.	B1	B
6,350,000		Term Loan, 8.120%, maturing January 31, 2013			6,396,831
		American Reprographics Company	Ba3	BB
2,299,379		Term Loan, 7.150%-9.000%, maturing June 18, 2009			2,302,973
		Ascend Media Holdings, LLC	B3	B
1,706,250		Term Loan, 8.620%-9.000%, maturing January 31, 2012			1,661,461
		Black Press	Ba3	B+
1,244,444		Term Loan, 7.500%, maturing August 02, 2013			1,252,222

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
$755,556	Term Loan, 7.467%-7.500%,
	maturing August 02, 2013			$760,278
	Caribe Information Investment, Inc.	B1	B
1,995,000	Term Loan, 7.460%-7.660%, maturing March 31, 2013			1,997,494
	Cenveo Corporation	Ba3	BB-
1,500,000	Term Loan, 7.440%, maturing June 21, 2013			1,502,813
	Dex Media East, LLC	Ba2	BB
3,303,714	Term Loan, 6.800%-7.000%, maturing May 08, 2009			3,297,292
	Dex Media West, LLC	Ba2	BB
1,022,280	Term Loan, 6.580%-6.750%, maturing September 09, 2009			1,015,411
13,250,141	Term Loan, 6.800%-7.000%, maturing March 09, 2010			13,210,391
	FM Mergerco, Inc.	B1	B
2,333,333	Term Loan, 7.580%-7.750%, maturing June 12, 2012			2,346,458
	FSC Acquisition, LLC	B2	B
291,214	Term Loan, 7.670%, maturing August 01, 2012			291,032
2,438,121	Term Loan, 7.620%-7.739%, maturing August 01, 2012			2,436,597
	Gatehouse Media Operating, Inc.	B1	BB-
2,250,000	Term Loan, 7.660%, maturing December 06, 2013			2,254,219
	IWCO Direct, Inc.	B1	B
1,481,253	Term Loan, 8.749%, maturing January 31, 2011			1,484,956
	MC Communications, LLC	B2	B
3,198,906	Term Loan, 7.970%, maturing December 31, 2010			3,216,899
	Medianews Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.156%, maturing June 27, 2013			1,002,500
	Merrill Communications, LLC	B1	B+
2,945,976	Term Loan, 7.580%-7.749%, maturing May 15, 2011			2,961,628
	Newspaper Holdings, Inc.	NR	NR
1,666,667	Term Loan, 6.938%, maturing August 24, 2012			1,667,708
	Primedia, Inc.	B2	B
420,012	Revolver, 7.875%-7.938%, maturing June 30, 2008			406,537
6,435,000	Term Loan, 7.650%, maturing September 30, 2013			6,357,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

				Bank Loan Ratings†
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Prism Business Media, Inc.	B2	B
	$1,985,003		Term Loan, 7.735%-7.749%,
			maturing September 30, 2012			$1,988,312
			R.H. Donnelley, Inc.	Ba3	BB
	389,832		Term Loan, 6.580%-6.760%, maturing December 31, 2009			386,456
	9,632,322		Term Loan, 6.740%-7.010%, maturing June 30, 2011			9,580,394
			Source Media, Inc.	B1	B
	3,077,206		Term Loan, 7.610%, maturing November 08, 2011			3,090,669
			Triple Crown Media, Inc.	B2	B
	1,479,713		Term Loan, 8.520%-10.500%, maturing June 30, 2010			1,479,713
			Visant Holding Corporation	B1	B+
	9,306,264		Term Loan, 7.068%, maturing October 04, 2011			9,359,775
		(5)	Yell Group, Ltd.	Ba3	BB
	2,000,000		Term Loan, maturing January 31, 2013			2,014,600
EUR	2,000,000		Term Loan, maturing January 31, 2013			2,587,330
			Ziff Davis Media, Inc.	B3	CCC
	$1,500,000		Floating Rate Note, 11.489%
			maturing May 01, 2012			1,453,125
						94,876,841
Radio and TV Broadcasting: 4.0%
			Block Communications, Inc.	Ba2	BB-
	995,000		Term Loan, 7.499%, maturing December 22, 2011			998,109
			CMP KC, LLC	Caa1	CCC+
	1,400,000		Term Loan, 9.250%-9.313%, maturing May 03, 2011			1,401,750
			CMP Susquehanna Corporation	B1	B-
	5,088,571		Term Loan, 7.250%-7.375%, maturing May 05, 2013			5,087,778
			Cumulus Media, Inc.	Ba3	B
	3,000,000		Term Loan, 7.329%-7.626%, maturing June 07, 2013			3,011,484
			Emmis Operating Company	Ba2	B+
	1,450,270		Term Loan, 7.080%, maturing November 10, 2011			1,454,009
			Entravision Communications Corporation	Ba3	B+
	2,977,500		Term Loan, 7.010%, maturing March 29, 2013			2,980,293
			Gray Television, Inc.	Ba2	BB-
	497,500		Term Loan, 7.000%, maturing June 15, 2011			497,811
	995,000		Term Loan, 7.010%, maturing November 22, 2012			995,622

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
	Mission Broadcasting, Inc.	Ba3	B
$2,414,151	Term Loan, 7.249%,
	maturing August 14, 2012			$2,409,123
	Montecito Broadcast Group, LLC	B1	B
1,990,000	Term Loan, 7.723%, maturing January 27, 2013			1,999,950
	NEP Supershooters, L.P.	B1	B
2,402,217	Term Loan, 9.470%-9.500%, maturing February 03, 2011			2,429,241
958,037	Term Loan, 9.000%, maturing February 03, 2011			970,012
	Nexstar Broadcasting, Inc.	Ba3	B
2,344,810	Term Loan, 7.250%, maturing August 14, 2012			2,339,926
	Paxson Communications Corporation	B2	CCC+
4,500,000	Term Loan, 8.757%, maturing January 15, 2012			4,573,125
	Raycom TV Broadcasting, LLC	NR	NR
3,353,268	Term Loan, 7.000%, maturing July 31, 2013			3,338,598
	Spanish Broadcasting Systems, Inc.	B1	B+
3,950,000	Term Loan, 7.250%, maturing June 10, 2012			3,952,469
	Young Broadcasting, Inc.	B2	B-
4,950,000	Term Loan, 7.938%-8.000%, maturing November 03, 2012			4,929,116
				43,368,416
Retail Stores: 6.5%
	Advance Stores Company, Inc.	Ba1	BB+
1,617,957	Term Loan, 6.906%-7.000%, maturing September 30, 2010			1,619,979
1,963,033	Term Loan, 6.750%-6.938%, maturing September 30, 2010			1,965,487
	Blockbuster Entertainment Corporation	B3	B-
997,475	Term Loan, 8.550%-9.070%, maturing August 20, 2011			1,000,309
	Burlington Coat Factory Warehouse Corporation	B2	B
5,472,500	Term Loan, 7.530%, maturing May 28, 2013			5,325,853
	Dollarama Group, L.P.	B1	B+
3,447,609	Term Loan, 7.485%, maturing November 18, 2011			3,465,926
	Harbor Freight Tools, Inc.	B1	B+
7,232,612	Term Loan, 7.131%-7.276%, maturing July 15, 2010			7,238,941
	Jean Coutu Group, Inc.	B2	BB-
5,005,019	Term Loan, 8.000%, maturing July 30, 2011			5,022,747

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
	Mapco Express, Inc.	B2	B+
$2,239,897	Term Loan, 8.200%,
	maturing April 28, 2011			$2,258,096
	Movie Gallery, Inc.	Caa1	CCC+
687,411	Term Loan, 10.750%, maturing April 27, 2011			651,752
	Nebraska Book Company, Inc.	B2	B-
2,443,750	Term Loan, 7.740%, maturing March 04, 2011			2,454,441
	Neiman-Marcus Group, Inc.	B1	B+
18,037,975	Term Loan, 7.770%, maturing April 06, 2013			18,204,068
	Oriental Trading Company, Inc.	B3	B
2,500,000	Term Loan, 8.150%, maturing July 31, 2013			2,503,645
	Pantry, Inc.	Ba3	BB
2,487,500	Term Loan, 7.080%, maturing January 02, 2012			2,495,273
	Pep Boys-Manny, Moe & Jack	Ba2	B+
497,500	Term Loan, 8.330%, maturing January 27, 2011			503,097
	Sears Canada, Inc.	Ba1	BB+
2,242,500	Term Loan, 7.249%, maturing December 22, 2012			2,246,705
	Sports Authority, Inc	B2	B
1,000,000	Term Loan, 7.749%, maturing May 03, 2013			999,375
	Tire Rack, Inc.	B1	BB-
905,660	Term Loan, 7.140%-7.250%, maturing June 24, 2012			900,566
	Toys R Us, Inc.	B1	B
2,375,000	Term Loan, 9.643%, maturing July 19, 2006			2,425,098
	Travelcenters of America, Inc.	B1	BB
9,950,000	Term Loan, 6.860%-7.250%, maturing December 01, 2011			9,956,219
				71,237,577
Satellite: 0.5%
	Panamsat Corporation	B1	BB
5,000,000	Term Loan, 8.008%, maturing October 01, 2006			5,039,065
				5,039,065
Telecommunications Equipment: 1.0%
	Crown Castle Operating Company	B2	BB
3,500,000	Term Loan, 7.650%, maturing June 01, 2014			3,523,335

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Telecommunications Equipment: (continued)
		Sorenson Communications, Inc.	Ba3	B
$5,250,000		Term Loan, 8.330%,
		maturing August 31, 2013			$5,271,877
		Sorenson Communications, Inc.	Caa1	CCC+
750,000		Term Loan, 12.330%, maturing February 28, 2014			757,500
		Syniverse Holding, LLC	Ba3	BB-
1,589,971		Term Loan, 7.500%, maturing February 15, 2012			1,589,971
					11,142,683
Textiles & Leather: 1.8%
	(5)	Hanesbrands, Inc.	Ba2	BB-
2,500,000		Term Loan, maturing September 05, 2013			2,522,990
	(5)	Hanesbrands, Inc.	Ba3	B-
1,000,000		Term Loan, maturing March 05, 2014			1,019,219
		Polymer Group, Inc.	B1	BB-
7,462,500		Term Loan, 7.740%, maturing November 22, 2012			7,485,820
		Propex Fabrics, Inc.	B1	BB-
943,822		Term Loan, 7.760%, maturing July 31, 2012			945,002
		St. John Knits International, Inc.	B1	B+
869,350		Term Loan, 9.500%, maturing March 18, 2012			867,720
		Targus Group International	B1	B
1,479,688		Term Loan, 8.297%-8.344%, maturing November 22, 2012			1,475,372
		Targus Group International	B3	CCC+
875,000		Term Loan, 12.800%, maturing May 22, 2013			842,188
		Warnaco, Inc.	Ba2	BB
997,500		Term Loan, 6.900%-8.750%, maturing January 31, 2013			990,019
		William Carter Company	B1	BB
3,151,148		Term Loan, 6.758%-6.985%, maturing July 14, 2012			3,149,179
					19,297,509
Utilities: 7.9%
		Astoria Generating Company Acquisitions, LLC	B1	BB-
923,858		Term Loan, 7.450%, maturing February 23, 2011			928,230
2,262,215		Term Loan, 7.450%, maturing February 23, 2013			2,272,920
		Babcock & Wilcox Company	B1	B+
2,500,000		Term Loan, 5.399%, maturing January 22, 2012			2,525,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Coleto Creek WLE, L.P.	B1	B+
$764,331	Term Loan, 8.260%,
	maturing July 28, 2013			$760,510
5,360,669	Term Loan, 8.195%, maturing June 28, 2013			5,333,865
	Infrastrux Group, Inc.	B1	B+
498,750	Term Loan, 8.375%, maturing May 08, 2012			498,750
	KGen, LLC	B2	B
4,937,500	Term Loan, 8.124%, maturing August 01, 2011			4,956,016
	La Paloma Generating Company	Ba3	BB-
218,579	Term Loan, 7.080%, maturing August 16, 2012			218,306
1,348,115	Term Loan, 7.249%, maturing August 16, 2012			1,346,430
107,368	Term Loan, 7.249%, maturing August 16, 2012			107,234
	La Paloma Generating Company	B2	B
1,000,000	Term Loan, 8.999%, maturing August 16, 2013			1,002,917
	LSP Gen Finance Co. LLC	Ba3	BB-
4,444,444	Term Loan, 7.249%, maturing May 04, 2013			4,437,036
	LSP-Kendall Energy, LLC	B1	B
9,755,318	Term Loan, 7.499%, maturing October 07, 2013			9,688,250
	NRG Energy, Inc.	Ba2	BB-
6,000,000	Term Loan, 7.499%, maturing February 01, 2013			6,024,750
24,513,831	Term Loan, 7.330%, maturing February 01, 2013			24,635,125
	Pike Electric, Inc.	Ba3	BB
1,332,353	Term Loan, 6.938%, maturing July 01, 2012			1,331,937
901,405	Term Loan, 6.875%, maturing December 10, 2012			901,124
	Plum Point Energy Associates, LLC	B1	B
1,198,857	Term Loan, 9.124%, maturing March 14, 2014			1,206,850
3,021,069	Term Loan, 8.749%, maturing March 14, 2014			3,041,211
	Primary Energy Finance, LLC	Ba2	BB-
2,385,353	Term Loan, 7.330%, maturing August 24, 2012			2,395,789
	Riverside Energy Center, LLC	B1	B
244,856	Term Loan, 9.735%, maturing June 24, 2010			251,589

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
$3,063,822	Term Loan, 9.735%,
	maturing June 24, 2011			$3,148,077
2,116,749	Term Loan, 9.735%, maturing June 24, 2011			2,174,959
	Thermal North America, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.160%, maturing October 12, 2013			997,500
1,369,433	Term Loan, 7.250%, maturing October 12, 2013			1,367,721
	Wolf Hollow I, LP	B1	BB-
1,800,000	Term Loan, 7.576%, maturing June 22, 2012			1,809,000
450,000	Term Loan, 7.576%, maturing June 22, 2012			455,625
2,185,217	Term Loan, 7.749%, maturing June 22, 2012			2,196,143
				86,012,864
	Total Senior Loans (Cost $1,953,939,674)			1,957,495,444
Other Corporate Debt: 0.6%
Automobile
	Avis Budget Car Rental, LLC	Ba3	BB-
750,000	Floating Rate Note, 7.905%, maturing May 15, 2014			733,125
	Navistar International Corporation	NR	BB-
5,200,000	Unsecured Term Loan, 10.460%-10.489%, maturing February 22, 2009			5,226,000
	Total Other Corporate Debt (Cost $5,928,190)			5,959,125
Equities and Other Assets: 1.6%

	Description	Value
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(2), (@), (R)	AM Cosmetics Corporation (Liquidation Interest)	25
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

	Description	Value
(@), (R)	Decision One Corporation (1,402,038 Common Shares)	$145,812
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	56,559
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	305,999
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	125,520
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	—
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	100
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	50
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	—
(@), (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	517,535
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)	—
(2), (@), (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)	—
(@), (R)	New World Restaurant Group, Inc. (10,205 Common Shares)	117,358
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)	—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)	16,064,938
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)	317,922
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)	—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

	Description	Value
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)	$—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)	—
(@)	USA Mobility
Total for Equities and Other Assets (Cost $6,558,856)		17,814,963
Total Investments (Cost $1,966,426,720)**	181.8%	1,981,269,532
Other Assets and Liabilities - Net	(81.8)	(891,463,202)
Net Assets	100.0%	1,089,806,330

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-Term rates.

  †  Bank Loans rated below Baa by considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $1,966,544,710.

    Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$19,352,035
Gross Unrealized Depreciation	(4,627,213)
Net Unrealized Appreciation	$14,724,822

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2006 (Unaudited) (continued)

At August 31, 2006 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro EUR 3,510,000	Sell	09/15/06	USD $4,496,125	$4,501,877	$(5,752)
Euro EUR 900,000	Sell	09/15/06	1,147,329	1,153,261	(5,932)
Euro EUR 5,880,000	Sell	10/13/06	7,544,392	7,554,297	(9,905)
Euro EUR 4,410,000	Sell	11/15/06	5,662,476	5,676,199	(13,723)
British Pound GBP 1,806,000	Sell	09/15/06	3,344,441	3,440,977	(96,536)
British Pound GBP 2,408,000	Sell	10/13/06	4,462,000	4,589,776	(127,776)
British Pound GBP 1,806,000	Sell	11/15/06	3,348,776	3,443,791	(95,015)
			$30,005,539	$30,360,178	$(354,639)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

JUNE 14, 2006 ANNUAL SHAREHOLDER MEETING

ING Prime Rate Trust, Common Shares

1.  To elect ten members of the Board to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2.  To elect two members of the Board to represent the interests of the holders of Auction Rate Cumulative Preferred Shares – Series M, T, W, TH and F of the Trust – until the election and qualification of their successors.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	John V. Boyer Patricia W. Chadwick J. Michael Earley R. Barbara Gitenstein Patrick W. Kenny Shaun P. Mathews Walter H. May Sheryl K. Pressler David W.C. Putnam John G. Turner	118,004,490.617 117,993,956.934 118,051,382.617 118,004,758.423 118,048,201.617 117,987,794.617 117,990,924.450 117,826,278.785 118,010,279.255 118,038,404.617	1,680,411.292 1,690,944.975 1,633,519.292 1,680,143.486 1,636,700.292 1,697,107.292 1,693,977.459 1,858,623.124 1,674,622.654 1,646, 497.292	— — — — — — — — — —	119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909 119,684,901.909
Preferred Shares Trustees	Jock Patton Roger B. Vincent	16,781.000 16,783.000	55.000 53.000	— —	16,836.000 16,836.000

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2006 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23

February 28	March 8	March 22

March 31	April 6	April 24

April 28	May 8	May 22

May 31	June 8	June 22

June 30	July 6	July 24

July 31	August 8	August 22

August 31	September 7	September 22

September 29	October 6	October 23

October 31	November 8	November 22

November 30	December 7	December 22

December 20	December 27	January 12

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2006 was 5,663 which does not include approximately 44,080 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT     (0806-102806)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
March 1, 2005 to March 31, 2005	52,973	$7.409	52,973	0
April 1, 2005 to April 30, 2005	56,611	$7.231	56,611	0
May 1, 2005 to May 31, 2005	59,476	$6.856	59,476	0
June 1, 2005 to June 30, 2005	61,003	$7.060	61,003	0
July 1, 2005 to July 31, 2005	60,575	$7.125	60,575	0
August 1, 2005 to August 31, 2005	62,869	$7.067	62,869	0

As set forth in the Trust’s prospectus dated July 1, 2005 and pursuant to the Trust’s Shareholder Investment Program, the Trust may periodically purchase common shares of the Trust on the market.  These purchases are made in order to acquire additional shares necessitated by the reinvestment of dividends and may continue during the existence of the Trust.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 6, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 6, 2006